Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

(3) Cash and cash equivalents

Cash and cash equivalents by currency, translated into U.S. dollars, exclude restricted cash of US$4,697 in 2026 and US$87,842 in 2025.

	As of June 30,
	2026	2025
	$	$
HKD	1,101,547	5,870,022
RMB	1,232,667	2,256,948
USD	2,827,996	2,412,958
VND	272,047	149,291
IDR	3,585	-
SGD	174,719	-
Total	5,612,562	10,689,219

The PRC government imposes controls on the conversion of RMB into foreign currencies and the remittance of currencies out of the PRC. Therefore, we may experience difficulties in obtaining and remitting foreign currency.